united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10123

The North Country Funds

(Exact name of registrant as specified in charter)

250 Glen Street, Glens Falls, NY 12801

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 8/31/15

Item 1. Schedule of Investments.

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2015

Shares		Fair Value	Shares		Fair Value
COMMON STOCK - 97.2%			Diversified Financial Services - 4.2%
Aerospace/Defense - 0.8%			2,100	BlackRock, Inc.	$ 635,187
10,500	United Technologies Corp.	$ 961,905	60,000	Visa, Inc. - Class A	4,278,000
					4,913,187
Airlines - 1.3%			Electric - 0.6%
40,000	Southwest Airlines Co.	1,468,000	6,965	NextEra Energy, Inc.	685,426

Apparel - 4.2%			Electronics - 0.9%
50,500	Under Armour, Inc. *	4,824,265	10,000	Honeywell International, Inc.	992,700

Banks - 11.5%			Food - 1.5%
75,385	Bank of America Corp.	1,231,791	13,000	Hain Celestial Group, Inc. *	791,180
30,000	Bank of New York Mellon Corp.	1,194,000	20,600	WhiteWave Foods Co. *	950,484
32,500	Citigroup, Inc.	1,738,100			1,741,664
10,000	Goldman Sachs Group, Inc.	1,886,000	Healthcare-Services - 1.0%
27,000	JP Morgan Chase & Co.	1,730,700	10,000	UnitedHealth Group, Inc.	1,157,000
60,000	Morgan Stanley	2,067,000
32,300	US Bancorp	1,367,905	Home Builders - 0.6%
40,000	Wells Fargo & Co.	2,133,200	50,000	KB Home	732,500
		13,348,696
Beverages - 1.5%			Insurance - 2.8%
10,000	Coca-Cola Co.	393,200	20,000	American International Group, Inc.	1,206,800
14,200	PepsiCo, Inc.	1,319,606	15,500	Berkshire Hathaway, Inc. *	2,077,620
		1,712,806			3,284,420
Biotechnology - 6.4%			Internet - 16.0%
12,500	Amgen, Inc.	1,897,250	10,000	Amazon.com, Inc. *	5,128,900
6,000	Biogen Idec, Inc.*	1,783,800	50,000	Facebook, Inc. - Class A*	4,471,500
16,500	Celgene Corp. *	1,948,320	4,000	Google, Inc. - Class A *	2,591,280
17,500	Gilead Sciences, Inc.	1,838,725	4,261	Google, Inc. - Class C *	2,634,363
		7,468,095	13,000	Netflix, Inc. *	1,495,390
Building Materials - 2.1%			1,000	Priceline Group, Inc. *	1,248,640
55,000	Masco Corp.	1,442,650	36,903	Twitter, Inc. *	1,025,534
10,000	Vulcan Materials Co.	936,200			18,595,607
		2,378,850	Lodging - 0.6%
Chemicals - 1.9%			10,000	Marriott International, Inc.	706,600
11,000	International Flavors & Fragrances, Inc.	1,205,050
10,000	PPG Industries, Inc.	952,900	Machinery - Construction & Mining - 0.9%
		2,157,950	14,000	Caterpillar, Inc.	1,070,160
Computers / Network Products - 5.4%
51,000	Apple, Inc.	5,750,760	Machinery - Diversified - 1.2%
7,500	Cognizant Technology Solutions Corp. *	472,050	11,897	Cummins, Inc.	1,448,460
		6,222,810
Cosmetics/Personal Care - 1.7%			Media - 1.3%
14,000	Colgate-Palmolive Co.	879,340	15,345	Walt Disney Co.	1,563,349
15,500	Procter & Gamble Co.	1,095,385
		1,974,725	Miscellaneous Manufacturing - 1.1%
			50,000	General Electric Co.	1,241,000
The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
August 31, 2015
Shares		Fair Value	Shares		Fair Value
Oil & Gas Producers - 4.9%			Software - 5.7%
10,000	Chevron Corp.	$ 809,900	22,500	Cerner Corp. *	$ 1,389,600
14,750	ConocoPhillips	724,963	15,000	Check Point Software Technologies, Ltd. *	1,170,150
7,500	EOG Resources, Inc.	587,325	33,870	Microsoft Corp.	1,474,022
12,000	Exxon Mobil Corp.	902,880	37,000	Salesforce.com, Inc. *	2,566,320
18,900	Helmerich & Payne, Inc.	1,115,289			6,600,092
20,000	Phillips 66	1,581,400	Telecommunications - 0.7%
		5,721,757	16,540	Verizon Communications, Inc.	761,005
Oil & Gas Services - 1.5%
10,000	Baker Hughes, Inc.	560,000	Transportation - 2.1%
14,500	Schlumberger, Ltd.	1,121,865	6,000	FedEx Corp.	903,660
		1,681,865	10,000	Union Pacific Corp.	857,400
Pharmaceuticals - 6.7%			7,000	United Parcel Service, Inc. - Class. B	683,550
6,000	Allergan PLC *	1,822,440			2,444,610
17,500	AmerisourceBergen Corp.	1,750,700
10,000	Johnson & Johnson	939,800	TOTAL COMMON STOCK		112,621,714
17,900	Merck & Co, Inc.	963,915	(Cost - $72,103,604)
15,000	Mylan NV *	743,850
47,000	Pfizer, Inc.	1,514,340	MONEY MARKET FUND - 2.7%
		7,735,045	3,173,092	BlackRock Liquidity TempCash
Retail - 6.1%				Fund - Dollar Shares, 0.01% (a)	3,173,092
1,000	Chipotle Mexican Grill, Inc. *	710,010	TOTAL MONEY MARKET FUND		3,173,092
13,000	Costco Wholesale Corp.	1,820,650	(Cost - $3,173,092)
16,000	CVS Health Corp.	1,638,400
7,000	Domino's Pizza, Inc.	741,580	TOTAL INVESTMENTS - 99.9%
10,000	Starbucks Corp.	547,100	(Cost - $75,276,696)(b)		$ 115,794,806
12,500	Wal-Mart Stores, Inc.	809,125	Other assets less liabilities - 0.1%		84,001
10,000	Williams-Sonoma, Inc.	760,300	TOTAL NET ASSETS - 100.0%		$ 115,878,807
		7,027,165

PLC - Public Limited Company
* Non-income producing security.
(a) Variable rate yield; the coupon rate shown represents the rate as of August 31, 2015.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $75,305,797 and differs from market value by unrealized appreciation (depreciation) of securities as follows:
				Unrealized Appreciation:	$ 41,682,452
				Unrealized Depreciation:	(1,193,443)
				Net Unrealized Appreciation	$ 40,489,009

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2015
Principal Amount		Fair Value	Principal Amount		Fair Value
CORPORATE BONDS - 58.8%			Chemicals (Continued) - 2.2%
Aerospace / Defense - 1.6%				El du Pont de Nemours & Co.
	Lockheed Martin Corp.		$ 500,000	3.625%, due 1/15/21	$ 525,273
$ 500,000	3.35%, due 9/15/21	$ 511,967		Praxair, Inc.
	Rockwell Collins, Inc.		500,000	2.45%, due 2/15/22	482,676
500,000	5.25%, due 7/15/19	556,889			1,512,980
		1,068,856	Commercial Services - 1.9%
Agriculture - 1.4%				MasterCard, Inc.
	Philip Morris International, Inc.		250,000	2.00%, due 4/1/19	251,504
1,000,000	2.50%, due 8/22/22	964,537	1,000,000	3.375%, due 4/1/24	1,013,016
					1,264,520
Banks - 13.0%			Computers - 2.4%
	American Express Centurion			Hewlett-Packard Co.
1,100,000	5.95%, due 6/12/17	1,190,017	1,000,000	3.75%, due 12/1/20	1,031,712
	Bank of America Corp.			International Business Machines Corp.
500,000	2.65%, due 4/1/19	504,966	500,000	5.70%, due 9/14/17	544,125
1,000,000	4.00%, due 1/22/25	980,439			1,575,837
	BB&T Corp.		Diversified Financial Services - 3.4%
500,000	5.25%, due 11/1/19	551,302		American Express Co.
	Goldman Sachs Group, Inc.		1,000,000	1.55%, due 5/22/18	992,282
500,000	2.90%, due 7/19/18	511,219		Ameriprise Financial, Inc.
500,000	3.625%, due 1/22/23	503,113	250,000	5.30%, due 3/15/20	281,317
	JPMorgan Chase & Co.			Bear Stearns Company LLC
1,000,000	3.125%, due 1/23/25	959,437	500,000	5.55%, due 1/22/17	526,129
	Morgan Stanley			General Electric Capital Corp.
500,000	2.125%, due 4/25/18	502,007	500,000	3.10%, due 1/9/23	501,679
500,000	2.50%, due 1/24/19	504,894			2,301,407
500,000	5.50%, due 7/28/21	563,115	Electric - 2.3%
	US Bancorp.			Duke Energy Corp.
500,000	3.60%, due 9/11/24	502,565	1,000,000	3.55%, due 9/15/21	1,029,816
	Wells Fargo & Co.			Duke Energy Florida, Inc.
500,000	3.45%, due 2/13/23	498,578	250,000	3.10%, due 8/15/21	257,110
1,000,000	3.00%, due 2/19/25	964,094		Exelon Generation Co. LLC
		8,735,746	250,000	4.00%, due 10/1/20	259,305
Beverages - 0.4%					1,546,231
	Coca-Cola Enterprises, Inc.		Electrical Components & Equipment - 2.4%
250,000	3.50%, due 9/15/20	260,639		Emerson Electric Co.
			1,000,000	5.375%, due 10/15/17	1,083,941
Biotechnology - 0.4%			500,000	4.875%, due 10/15/19	552,181
	Amgen, Inc.				1,636,122
250,000	3.45%, due 10/1/20	257,520	Food - 1.5%
				Campbell Soup Co.
Chemicals - 2.2%			500,000	4.50%, due 2/15/19	535,951
	Air Products & Chemicals, Inc.			Kroger Co.
500,000	3.00%, due 11/3/21	505,031	500,000	3.30%, due 1/15/21	508,127
					1,044,078

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
August 31, 2015
Principal Amount		Fair Value	Principal Amount		Fair Value
Healthcare-Products - 3.1%			Retail - 3.1%
	Baxter International, Inc.			Costco Wholesale Corp.
$ 500,000	4.50%, due 8/15/19	$ 540,430	$ 500,000	1.70%, due 12/15/19	$ 493,832
1,000,000	3.20%, due 6/15/23	1,012,870		Lowe's Co., Inc.
	Stryker Corp.		1,000,000	4.625%, due 4/15/20	1,097,267
500,000	4.375%, due 1/15/20	548,581		McDonald's Corp.
		2,101,881	500,000	2.625%, due 1/15/22	486,422
Healthcare-Services - 1.1%					2,077,521
	UnitedHealth Group, Inc.		Semiconductors - 1.2%
500,000	1.625%, due 3/15/19	492,226		Intel Corp.
250,000	4.70%, due 2/15/21	274,856	750,000	3.30%, due 10/1/21	774,835
		767,082
Household Products/Wares - 1.5%			Telecommunications - 8.0%
	Kimberly Clark Corp.			AT&T, Inc.
500,000	3.875%, due 3/1/21	544,495	500,000	1.40%, due 12/1/17	495,048
500,000	2.40%, due 3/1/22	492,709	1,500,000	3.00%, due 2/15/22	1,444,591
		1,037,204		Cisco Systems, Inc.
Insurance - 1.6%			500,000	4.95%, due 2/15/19	549,099
	Aflac, Inc.			Verizon Communications, Inc.
1,000,000	4.00%, due 2/15/22	1,051,605	500,000	3.65%, due 9/14/18	524,418
			500,000	4.60%, due 4/1/21	536,838
Iron / Steel - 0.8%	`		1,000,000	5.15%, due 9/15/23	1,098,127
	Nucor Corp.		500,000	4.15%, due 3/15/24	511,795
500,000	5.85%, due 6/1/18	549,958		Vodafone Group PLC
			250,000	4.375%, due 3/16/21	263,225
Media - 0.4%					5,423,141
	Walt Disney Co.		Transportation - 1.1%
250,000	1.10%, due 12/1/17	249,089		Union Pacific Corp.
			500,000	2.75%, due 4/15/23	487,961
Oil & Gas - 2.2%				United Parcel Service, Inc.
	BP Capital Markets PLC		250,000	3.125%, due 1/15/21	257,887
500,000	2.237%, due 5/10/19	500,938			745,848
1,000,000	3.535%, due 11/4/24	981,110	TOTAL CORPORATE BONDS
		1,482,048	(Cost - $39,517,556)		39,627,804
Pharmaceutical - 1.8%
	Eli Lilly & Co.
250,000	1.95%, due 3/15/19	251,343
	Teva Pharmaceutical Finance Co.
1,000,000	2.95%, due 12/18/22	947,776
		1,199,119

THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
August 31, 2015
Principal Amount		Fair Value	Principal Amount		Fair Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 38.1%			Government Agencies - 38.1% (Continued)
Government Agencies - 38.1%				Federal National Mortgage Association
	Federal Farm Credit Bank		$ 500,000	1.00%, due 9/20/17	$ 501,234
$ 1,000,000	1.125%, due 12/18/17	$ 1,003,995	1,000,000	1.00%, due 12/6/17	1,003,152
1,000,000	4.67%, due 2/27/18	1,089,118	1,500,000	1.625%, due 11/27/18	1,519,303
500,000	1.62%, due 4/23/20	496,961	1,000,000	1.70%, due 11/13/20	995,163
1,000,000	2.53%, due 12/26/23	1,009,537		Tennessee Valley Authority
2,000,000	2.35%, due 8/14/24	1,955,022	1,000,000	4.50%, due 4/1/18	1,084,787
1,000,000	2.28%, due 10/30/24	981,206			25,719,208
	Federal Home Loan Bank
1,000,000	1.125%, due 12/8/17	1,003,140	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
2,500,000	1.75%, due 12/14/18	2,544,567	(Cost - $25,667,838)		25,719,208
250,000	2.00%, due 9/13/19	254,409
1,000,000	1.78%, due 3/27/20	1,000,191	Shares
500,000	2.875%, due 9/11/20	527,698	MONEY MARKET FUND - 2.4%
1,000,000	1.875%, due 12/11/20	1,006,825		BlackRock Liquidity TempCash
1,000,000	3.125%, due 12/11/20	1,067,786	1,637,414	Fund - Dollar Shares, 0.01% (a)	1,637,414
500,000	2.375%, due 9/10/21	512,246	TOTAL MONEY MARKET FUND
500,000	3.00%, due 9/10/21	530,831	(Cost - $1,637,414)
500,000	2.375%, due 6/10/22	506,299
2,000,000	2.50%, due 12/9/22	2,054,850	TOTAL INVESTMENTS - 99.3%
2,000,000	2.795%, due 10/17/23	2,058,604	(Cost - $66,822,808) (b)		$ 66,984,426
	Federal Home Loan Mortgage Corp.		Other assets less liabilities - 0.7%		440,550
1,000,000	2.00%, due 11/30/20	1,012,284	TOTAL NET ASSETS - 100.0%		$ 67,424,976

LLC - Limited Limited Company
PLC - Public Limited Company
(a) Variable rate yield; the coupon rate shown represents the rate as of August 31, 2015.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $66,822,808 and differs from market value by unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:	$ 802,306
				Unrealized Depreciation:	(640,688)
				Net Unrealized Appreciation	$ 161,618

	THE NORTH COUNTRY FUNDS
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

Security Valuation- Securities which are traded on a national securities exchange are valued at the last quoted sale price. NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP). Investments for which no sales are reported are valued at the mean between the current bid and ask prices on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities. However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2015 for the Funds' assets measured at fair value:

North Country Equity Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 112,621,714	$ -	$ -	$ 112,621,714
Money Market Fund	3,173,092	-	-	3,173,092
Total	$ 115,794,806	$ -	$ -	$ 115,794,806
The Fund did not hold any Level 3 securities during the period.

North Country Intermediate Bond Fund
Assets*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 39,627,804	$ -	$ 39,627,804
U.S. Government Agency Obligations	-	25,719,208	-	25,719,208
Money Market Fund	1,637,414	-	-	1,637,414
Total	$ 1,637,414	$ 65,347,012	$ -	$ 66,984,426
The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the period.
It is the Funds' policy to record transfers into or out of Level 1 or Level 2 at the end of the reporting period.
*Refer to the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, President

Date 10/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, President

Date 10/29/15

By (Signature and Title)

/s/ Harris Cohen

Harris Cohen, Treasurer

Date 10/29/15